Guarantees (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2018	Jan. 01, 2018	[1]	Dec. 31, 2017
Guarantee Obligations [Line Items]
Environmental, health and safety, tax and employment matters				$ 175			$ 179
Balance as of January 1	$ 1,324		$ 1,199
Balance as of January 1 (1)	1,324		1,199	1,449	$ 1,146		1,324
Warranties and performance guarantees issued	604		323
Settlements made	493		207
Other	192	[2]	9
Balance as of December 31	$ 1,449		$ 1,324
Commercial aerospace financing arrangements (see Note 5)
Guarantee Obligations [Line Items]
Maximum Potential Payment				348			336
Carrying Amount of Liability				9			8
Credit Facilities And Debt Obligations (expire 2019 to 2028)
Guarantee Obligations [Line Items]
Maximum Potential Payment				116			256
Carrying Amount of Liability				0			15
Performance Guarantees
Guarantee Obligations [Line Items]
Maximum Potential Payment				55			56
Carrying Amount of Liability				$ 5			$ 2

[1]	1 Change in beginning balance due to revenue recognition reclassification of extended warranty to net contract asset/liability.
[2]	2 Increase in Other is driven by Rockwell Collins acquisition.